Share-based payments - Share awards and Other information (Details) £ / shares in Units, EquityInstruments in Millions	12 Months Ended
	Mar. 31, 2022 GBP (£) EquityInstruments £ / shares	Mar. 31, 2021 GBP (£) EquityInstruments £ / shares	Mar. 31, 2020 GBP (£) EquityInstruments £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation cost	£ 119,000,000	£ 135,000,000	£ 134,000,000
Average share price | £ / shares	£ 1.221	£ 1.208	£ 1.359
Share awards plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the beginning of the period (in shares) | EquityInstruments	267	245	200
Granted (in shares) | EquityInstruments	113	108	135
Vested (in shares) | EquityInstruments	(68)	(56)	(44)
Forfeited (in shares) | EquityInstruments	(42)	(30)	(46)
Balance at the end of the period (in shares) | EquityInstruments	270	267	245
Weighted average fair value at the beginning of the period	£ 1.20	£ 1.41	£ 1.92
Granted (per share)	1.17	0.99	1.00
Vested (per share)	1.44	1.56	2.10
Forfeited (per share)	1.52	1.10	1.76
Weighted average fair value at the end of the period	1.07	1.20	1.41
Total fair value of shares vested during period	£ 98,000,000	£ 108,000,000	£ 92,000,000